SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
SIGNIFICANT ACCOUNTING POLICIES
Schedule of consolidated financial statements with intercompany balances and transactions eliminated between the VIE and its subsidiaries

	As of December 31,
	2022	2023

	(HK$ in thousands)
Total assets	309,708	424,717
Total liabilities	191,263	189,286

2.    SIGNIFICANT ACCOUNTING POLICIES (Continued)

VIE Companies (Continued)

2)    Risks in relation to the VIE structure (Continued)

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)
Total operating revenue	210,161	226,468	301,087
Net income	52,741	39,542	97,248

	Year ended December 31,
	2021	2022	2023

	(HK$ in thousands)
Net cash generated from/(used in) operating activities	2,340	34,727	(11,798)
Net cash used in investing activities	(3,327)	(3,201)	(6,818)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	—	(1,476)	123
Net (decrease)/increase in cash, cash equivalents and restricted cash	(987)	30,050	(18,493)
Cash, cash equivalents and restricted cash at beginning of the year	3,738	2,751	32,801
Cash, cash equivalents and restricted cash at end of the Year	2,751	32,801	14,308

Schedule of property and equipment at the end of the estimated useful lives

Category	Estimated useful lives	Residual rate
Computers equipment	3 - 5 years	5%
Furniture and fixtures	3 - 5 years	5%
Office equipment	3 - 5 years	5%
Office building	30 years	5%
Vehicle	5 years	5%

Summary of estimated useful lives

Category	Estimated useful lives
Computer software	5 years
Licenses	10 years